SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of summary of warrants activity [Table Text Block]
	Year ended		Year ended
	March 31, 2022		March 31, 2021
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	3,393,965	0.67	3,293,976	0.58
Granted	867,598	3.00	1,708,337	0.80
Exercised	(4,256,064)	1.14	(1,608,348)	0.62
Expired	(5,499)	3.00	-	-
Balance, end of year	-	-	3,393,965	0.67

Disclosure of share-based payment reserve [Table Text Block]
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2022	2021
	$	$

Stock-based compensation expense	4,726,840	2,018,416
Exploration and evaluation expenditures	47,869	177,541
	4,774,709	2,195,957

Disclosure of stock option and share-based payment activity [Table Text Block]
	Year ended		Year ended
	March 31, 2022		March 31, 2021
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	7,021,667	1.13	4,775,000	0.55
Granted	2,344,000	4.24	3,100,000	1.94
Exercised	(673,333)	0.59	(653,333)	0.57
Expired	-	-	(200,000)	1.67
Balance, end of year	8,692,334	2.01	7,021,667	1.13

Disclosure of outstanding options to acquire common shares [Table Text Block]
					Weighted
		Number of	Number of		average
	Exercise	Options	Options	Grant date	remaining
	Price	Issued	Exercisable	fair value	contractual life
Expiry Date	$	#	#	$	(years)

April 13, 2023	1.76	50,000	50,000	46,000	1.04
July 3, 2023	0.50	1,350,000	1,350,000	405,000	1.26
August 13, 2023	0.53	650,000	650,000	214,500	1.37
November 14, 2023	0.40	100,000	100,000	26,000	1.62
December 9, 2023	1.64	250,000	166,667	227,500	1.69
December 30, 2023	3.32	425,000	283,333	816,000	1.75
June 30, 2024	3.50	150,000	50,000	301,500	2.25
July 17, 2024	0.40	1,175,000	1,175,000	199,750	2.30
July 23, 2024	3.10	25,000	8,333	43,750	2.32
September 3, 2024	3.69	100,000	66,667	212,000	2.43
September 21, 2024	4.08	120,000	40,000	277,200	2.48
October 13, 2024	4.92	100,000	33,333	189,333	2.54
October 26, 2024	4.77	50,000	16,667	137,500	2.58
November 1, 2024	5.67	100,000	33,333	321,000	2.59
December 10, 2024	0.40	40,000	40,000	7,600	2.70
December 29, 2024	5.22	200,000	66,667	592,000	2.75
January 14, 2025	4.25	200,000	66,667	484,000	2.79
January 17, 2025	4.25	20,000	6,667	56,000	2.80
March 29, 2025	3.88	54,000	18,000	123,660	3.00
May 8, 2025	0.40	600,000	483,333	132,000	3.11
May 16, 2025	0.40	100,000	66,667	24,000	3.13
July 6, 2025	0.68	33,334	-	13,667	3.27
July 24, 2025	0.63	150,000	100,000	57,000	3.32
October 6, 2025	0.75	400,000	400,000	180,000	3.52
November 24, 2025	1.77	75,000	75,000	85,500	3.65
December 30, 2025	3.32	1,000,000	1,000,000	2,150,000	3.75
April 13, 2026	1.76	50,000	16,667	58,000	4.04
December 15, 2026	5.20	25,000	8,333	84,750	4.71
January 14, 2027	4.25	1,100,000	366,667	3,080,000	4.79
		8,692,334	6,738,001	10,545,210	2.70

					Weighted
		Number of	Number of		average
	Exercise	Options	Options	Grant date	remaining
	Price	Issued	Exercisable	fair value	contractual life
Expiry Date	$	#	#	$	(years)

July 5, 2021	0.72	340,000	340,000	190,400	0.26
July 3, 2023	0.50	1,350,000	1,350,000	405,000	2.26
August 13, 2023	0.53	800,000	800,000	264,000	2.37
November 14, 2023	0.40	100,000	100,000	26,000	2.62
December 9, 2023	1.64	250,000	83,333	227,500	2.69
December 30, 2023	3.32	425,000	141,667	816,000	2.50
July 17, 2024	0.40	1,225,000	1,225,000	208,250	3.30
October 22, 2024	0.40	50,000	50,000	12,000	3.56
December 10, 2024	0.40	90,000	90,000	17,100	3.70
May 8, 2025	0.40	600,000	283,333	132,000	4.11
May 16, 2025	0.40	100,000	33,333	24,000	4.13
July 6, 2025	0.68	66,667	-	27,333	4.27
July 24, 2025	0.63	150,000	50,000	57,000	4.32
October 6, 2025	0.75	400,000	133,333	180,000	4.52
November 24, 2025	1.77	75,000	37,500	85,500	4.65
December 30, 2025	3.32	1,000,000	333,333	2,150,000	4.75
		7,021,667	5,050,832	4,822,083	3.19